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                                  Ropes & Gray
                              One Franklin Square
                              1301 K Street, N.W.
                                 Suite 800 East
                           Washington, DC 20005-3333
                                 (202) 626-3900
                              Fax: (202) 626-3961


                                February 3, 1999


VIA EDGAR
---------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  The BB&T Mutual Funds Group (the "Group"):
          File Nos. 33-49098 and 811-06719
          ------------------------------------------

Dear Sir or Madam:

     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Group certifies that the following forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 15 filed on January 27, 1999 and effective on January 27, 1999 pursuant to Rule 485(b):

     i)   BB&T Mutual Funds Group Small Company Growth Fund Trust Shares
          Prospectus;
     ii)  BB&T Mutual Funds Group Trust Shares Prospectus;
     iii) BB&T Mutual Funds Group U.S. Treasury Money Market Fund and Prime Money Market Fund Class A, Class B and Trust Shares Prospectus; and
     iv)  BB&T Statement of Additional Information.

     The text of Post-Effective Amendment No. 15 was filed electronically.

                                        Sincerely,

                                        BB&T MUTUAL FUNDS GROUP
                                        Registrant


                                        /s/ Walter B. Grimm*
                                        -----------------------------
                                            Walter B. Grimm*
                                            Chairman

                                        *By:   /s/ Alan G. Priest
                                             -----------------------------
                                             Alan G. Priest
                                             Pursuant to power of attorney
                                             filed previously